Other long-term liabilities - Schedule of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Long Term Liabilities [Abstract]
Long term obligations under capital lease	$ 214,458	$ 611,603
Deferred gain on sale-leasebacks	57,627
Other long-term liabilities	272,085	611,603
Current portion	(18,543)	(38,930)
Total other long-term liabilities	$ 253,542	$ 572,673